NOTES PAYABLE (Financing Agreement with Victory Park Management, LLC as agent for the lenders) (Details) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 30, 2014	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Present value of put liability		$ 1,344,538	$ 1,344,538		$ 1,260,010
Amortization of debt issue costs		308,434	628,370		256,616	$ 274,737
Deferred debt issue costs		$ 2,279,366	$ 2,279,366		$ 2,907,736
Financing Agreement [Member]
Debt Instrument [Line Items]
Notes issued	$ 9,000,000
Percentage of equity interest pledged	100.00%
Interest rate (as a percent)	10.00%
Paid-in-kind interest rate (as a percent)	4.00%
Exercise period of warrants	5 years
Exercise price of warrants	$ 1.00
Beneficially own shares as a percentage of shares outstanding	4.99%
Percentage of revenue used as base to calculate purchase price	50.00%
Amount used as base to calculate purchase price	$ 1,500,000
Present value of put liability	1,232,294
Costs related to agreement	$ 3,164,352
Financing Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Number of shares to be issued	2,900,000
Maximum [Member] | Financing Agreement [Member]
Debt Instrument [Line Items]
Notes issued	$ 20,000,000
Paid-in-kind interest rate (as a percent)	4.00%
Minimum [Member] | Financing Agreement [Member]
Debt Instrument [Line Items]
Paid-in-kind interest rate (as a percent)	2.00%